Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2016
Advances to suppliers [Line Items]
Schedule Of Advances To Suppliers, Current [Table Text Block]
Advances to suppliers - current

	December 31,	December 31,
	2016	2015

Advances to suppliers	$16,465,072	$15,904,023
Allowance for doubtful accounts	(1,670,521)	(306,915)
Advances to suppliers, net	$14,794,551	$15,597,108

Schedule Of Advances To Suppliers, Non-Current [Table Text Block]	Advances to suppliers - long term
	December 31,	December 31,
	2016	2015

Zhejiang Longquanzhixin Commercial & Trade Co., Ltd	$8,638,260	$-
Advances to suppliers - long term, net	$8,638,260	$-

Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Schedule of Allowance For Doubtful Accounts [Table Text Block]
An analysis of the allowance for doubtful accounts for the years ended December 31, 2016 and 2015 is as follows:

	Years ended December 31,
	2016	2015
Balance at beginning of year	$306,915	$333,110
Addition to doubtful accounts expense	1,458,381	35,355
Deduction – utilization or return of advances	(22,141)	(46,042)
Translation adjustments	(72,634)	(15,508)
Balance at end of year	$1,670,521	$306,915